Allowance for expected credit losses - Disclosure of Application of Judgement in Adjustments to Modelled ECL (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	£ 5,028		£ 4,796
Modelled ECL
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	3,685		3,458
Individually assessed
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	1,096		1,008
Judgements due to inflationary and interest rate risk
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	242		195
Judgements due to other
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	5		135
Judgements due to COVID-19
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets			1
UK mortgages
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	£ 1,331		1,209
UK mortgages | Judgements due to other
Allowance For Impairment Losses [Line Items]
Probability of default loans and advances to customers	70.00%
UK mortgages | Modelled ECL
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	£ 1,082		946
UK mortgages | Individually assessed
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	0		0
UK mortgages | Judgements due to inflationary and interest rate risk
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	86		49
UK mortgages | Judgements due to inflationary and interest rate risk | Judgements due to inflationary and interest rate risk
Allowance For Impairment Losses [Line Items]
Increase in credit loss	86		49
UK mortgages | Judgements due to other
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	163		214
UK mortgages | Increase in time to repossession | Judgements due to other
Allowance For Impairment Losses [Line Items]
Increase in credit loss	120		118
UK mortgages | Asset recovery values | Judgements due to other
Allowance For Impairment Losses [Line Items]
Increase in credit loss	89		69
UK mortgages | Adjustments for specific segments | Judgements due to other
Allowance For Impairment Losses [Line Items]
Increase in credit loss	25		25
UK mortgages | Stage two oversensitivity | Judgements due to other
Allowance For Impairment Losses [Line Items]
Increase in credit loss	(72)		0
Credit cards
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	769		763
Credit cards | Modelled ECL
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	718		698
Credit cards | Individually assessed
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	0		0
Credit cards | Judgements due to inflationary and interest rate risk
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	100		93
Credit cards | Judgements due to inflationary and interest rate risk | Retail
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	100		93
Credit cards | Judgements due to other
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	(49)		(28)
Credit cards | Extension of modelled lifetime on retail revolving products | Judgements due to other
Allowance For Impairment Losses [Line Items]
Increase in credit loss	73		82
Other Retail
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	1,030		1,016
Other Retail | Modelled ECL
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	945		903
Other Retail | Individually assessed
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	0		0
Other Retail | Judgements due to inflationary and interest rate risk
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	56		53
Other Retail | Judgements due to inflationary and interest rate risk | Retail
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	56		53
Other Retail | Judgements due to other
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	29		60
Commercial Banking
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	1,897		1,807
Commercial Banking | Modelled ECL
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	939		910
Commercial Banking | Individually assessed
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	1,096		1,008
Commercial Banking | Judgements due to inflationary and interest rate risk
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	0		0
Commercial Banking | Judgements due to other
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	(138)		(111)
Commercial Banking | Corporate insolvency rates | Judgements due to other
Allowance For Impairment Losses [Line Items]
Increase in credit loss	(145)		(35)
Commercial Banking | Loss given default alignment (LGD) | Judgements due to other
Allowance For Impairment Losses [Line Items]
Increase in credit loss	(105)		(105)
Commercial Banking | Commercial real estate (CRE) price reduction | Judgements due to other
Allowance For Impairment Losses [Line Items]
Increase in credit loss	82		0
Other
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	1		1
Other | Modelled ECL
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	1		1
Other | Individually assessed
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	0		0
Other | Judgements due to inflationary and interest rate risk
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	0		0
Other | Judgements due to other
Allowance For Impairment Losses [Line Items]
Allowance account for credit losses of financial assets	0		0
Retail excluding UK mortgages | Extension of modelled lifetime on retail revolving products | Judgements due to other
Allowance For Impairment Losses [Line Items]
Increase in credit loss	12	£ 14
Retail excluding UK mortgages | Credit card loss given default alignment (LGD) | Judgements due to other
Allowance For Impairment Losses [Line Items]
Increase in credit loss	(109)		(96)
Retail excluding UK mortgages | Other retail loss given default alignment (LGD) | Judgements due to other
Allowance For Impairment Losses [Line Items]
Increase in credit loss	£ 12		£ 13